UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-01356

THE PAUL REVERE VARIABLE ANNUITY
CONTRACT ACCUMULATION FUND
(Exact name of Registrant as specified in charter)

18 Chestnut Street
Worcester, MA 01608
(Address of principal executive offices)

CT Corporation System
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (508) 792-6358

Date of fiscal year end:  December 31

Date of reporting period:  January 31, 2007 - December 31, 2007

Item 1.      Report to Stockholders.

Annual Report

December 31, 2007

Board of Managers of
The Accumulation Fund:

Donald E. Boggs, Chairman
Gordon T. Miller, Vice Chairman
David G. Fussell
Joan Sadowsky
H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY
CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere
Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:
THE PAUL REVERE VARIABLE ANNUITY
CONTRACT ACCUMULATION FUND
VARIABLE ANNUITY CONTRACTS

US equity performance, as represented by the broad market index S&P 500, returned +5.49% in 2007.  Using the Russell indices as a proxy, large cap stocks outperformed mid and small capitalization stocks, and growth stocks led value stocks among all market caps (Russell 1000 Growth +11.81% vs. Russell 1000 Value -0.17%; Russell Midcap Growth +11.43% vs. Russell Midcap Value -1.42%; Russell 2000 Growth +7.05% vs. Russell 2000 Value -9.78%).

Against this backdrop, the portfolio underperformed the Russell 1000 Growth Index during in 2007.  Stock selection and an overweight in health care, and financial services; an underweight in basic materials; and a modest cash position detracted the most from relative performance.  An underweight in autos & housing; stock selection in special products & services, energy, and utilities & communications had a positive impact on relative performance.  The portfolio’s philosophy and approach remain consistent.  We continue to work closely with our team of fundamental research analysts to identify companies capable of delivering and sustaining above average earnings growth.

We continued to position the portfolio as a style-disciplined large cap growth portfolio diversified across sectors. At year end, we were finding a number of companies we viewed as sustainable growth opportunities in the special products and services sector.  Emphasis was placed on data and transaction processors, where we were particularly attracted to the “annuity stream” business models.  In the overweight health care sector we were finding the most attractive opportunities in the pharmaceutical, biotechnology and medical technology industries. We continued to overweight the financial services sector where we were primarily exposed to market sensitive companies (brokers and asset managers). We were overweight consumer staples and retailing with exposure to several stable globally exposed food and consumer products companies as well as several high-end and uniquely positioned retailers. Overall, we have and will continue to build the portfolio from the bottom up, focusing on large cap companies that seek to deliver sustainable above-average growth to their shareholders.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers The Paul Revere Variable Annuity Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Fund including Board of Managers’ fees.  Accordingly, no member of the Board of Managers receives any remuneration from the Fund.  The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2007, was $7,200.00.  This amount represents consideration paid for attendance at meetings of the Board of Managers.  Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV.  None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously.  Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers.  Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402.  You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers.  Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402.  You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

H. C. Goodwin (73) 11 Waters Road Millbury, MA 01527	Member, Board of Managers	2007-2010 6 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (85) 27 Briarwood Circle Worcester, MA 01606	Vice Chairman, Board of Managers	2007-2010 39 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (78) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2006-2009 22 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS
(CONTINUED)

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

Donald E. Boggs* (62) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2007-2010 10 years of service	Retired, Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

David G. Fussell* (60) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2006-2009 6 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

*   Officers of PRV, (the investment advisor and sponsoring insurance company) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

Audited Financial Statements

The Paul Revere Variable Annuity Contract Accumulation Fund
Years Ended December 31, 2007 and 2006
With Report of Independent Auditors

The Paul Revere Variable Annuity Contract Accumulation Fund
Audited Financial Statements

December 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Owners and the Board of Managers of
The Paul Revere Variable Annuity Contract Accumulation Fund
of The Paul Revere Variable Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) (“Fund”) including the schedule of investments, as of December 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chattanooga, Tennessee
February 25, 2008

Statement of Assets and Liabilities

	December 31, 2007

	Series Q	Series N
	(Qualified)	(Non-Qualified)
ASSETS

Investments in securities at market value
(Cost: Series Q - $2,640,645)
(Cost: Series N - $1,334,602)	$2,822,681	$1,445,070
Cash	59,265	44,240
Dividends and Interest receivable	2,103	1,076
Receivable from The Paul Revere Variable Annuity Insurance Company	—	7,171
Total Assets	2,884,049	1,497,557

LIABILITIES

Payable for investments purchased	17,172	9,550
Payable to The Paul Revere Variable Annuity Insurance Company	30,849	13,582
Total Liabilities	48,021	23,132

TOTAL NET ASSETS	$2,836,028	$1,474,425

CONTRACT OWNERS' EQUITY

Deferred contracts	$1,350,539	$686,975
Currently payable contracts	1,485,489	787,450

Total net assets	$2,836,028	$1,474,425

ACCUMULATION UNITS OUTSTANDING	213,924	108,464

NET ASSET VALUE PER ACCUMULATION UNIT	$13.257	$13.594

See accompanying notes to financial statements.

Statement of Operations

Year Ended
December 31, 2007
Series Q (Qualified)
INVESTMENT GAIN

Income:
Dividends	$76,820
Interest	2,123
Total income	78,943

Expenses:
Mortality and expense risk fees	38,787
Investment management and advisory service fees	31,943
Total expenses	70,730

Net investment gain	8,213

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS

Net realized gain on investments sold	844,010
Net decrease in unrealized appreciation of investments	(636,312)
Net realized and unrealized gain on investments	207,698
Increase in net assets from operations	$215,911

Year Ended
December 31, 2007
Series N (Non-Qualified)
INVESTMENT LOSS

Income:
Dividends	$23,749

Expenses:
Mortality and expense risk fees	14,804
Investment management and advisory service fees	14,932
Total expenses	29,736

Net investment loss	(5,988)

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS

Net realized gain on investments sold	146,146
Net decrease in unrealized appreciation of investments	(20,591)
Net realized and unrealized gain on investments	125,555
Increase in net assets from operations	$119,567

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31
	2007	2006
	Series Q (Qualified)	Series Q (Qualified)

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment gain (loss)	$8,213	$(50,841)
Net realized gain on investments	844,010	262,609
Net increase (decrease) in unrealized appreciation of investments	(636,312)	243,981
Increase in net assets from operations	215,911	455,749

Payments to contract owners:
Annuity payments to contract owners	242,125	240,355
Terminations and withdrawals to contract owners	6,381,054	476,500
Total payments to contract owners	6,623,179	716,855
Total decrease in net assets	(6,407,268)	(261,106)

NET ASSETS

Beginning of period	9,243,296	9,504,402
End of period	$2,836,028	$9,243,296

	For the years ended December 31
	2007	2006
	Series N (Non-Qualified)	Series N (Non-Qualified)

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(5,988)	$(15,524)
Net realized gain on investments	146,146	49,257
Net increase (decrease) in unrealized appreciation of investments	(20,591)	32,334
Increase in net assets from operations	119,567	66,067

Payments to contract owners:
Annuity payments to contract owners	54,102	52,380
Terminations and withdrawals to contract owners	126,910	6,929
Total payments to contract owners	181,012	59,309
Total increase (decrease) in net assets	(61,445)	6,758

NET ASSETS

Beginning of period	1,535,870	1,529,112
End of period	$1,474,425	$1,535,870

See accompanying notes to financial statements.

Schedule of Investments
December 31, 2007

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of	Number			% of	Number			% of
Unaffiliated Companies	of		Market	Net	of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks

Aerospace & Millitary Technology
United Technologies Corporation	770	49,224	58,936	2.08%	390	21,816	29,850	2.02%

Beverages
Diageo Capital PLC ADR	460	38,946	39,482		235	19,864	20,170
PepsiCo, Inc.	660	41,130	50,094		340	18,893	25,806
		80,076	89,576	3.16%		38,757	45,976	3.12%

Broadcasting & Media
Comcast Corporation*	1,400	37,507	25,564		715	19,317	13,056
News Corporation	1,470	29,724	30,120		760	15,272	15,572
Rogers Communications, Inc.	350	15,042	15,837		180	7,737	8,145
		82,273	71,521	2.52%		42,326	36,773	2.49%

Chemicals
Bayer AG ADR	210	15,040	19,150	0.67%	110	7,861	10,031	0.68%

Commercial Services
Apollo Group, Inc.*	190	10,422	13,329		100	5,689	7,015
Moody's Corporation	310	17,337	11,067		160	8,830	5,712
Omnicom Group, Inc.	560	28,397	26,617		290	14,703	13,784
		56,156	51,013	1.80%		29,222	26,511	1.80%

Computer – Systems & Services
Apple, Inc.*	200	15,465	39,616		100	8,363	19,808
Automatic Data Processing, Inc.	470	20,931	20,929		240	10,759	10,687
Citrix Systems, Inc.*	480	16,279	18,245		250	8,558	9,503
Dell, Inc.*	900	23,294	22,059		470	12,126	11,520
eBay, Inc.*	630	19,534	20,910		320	10,193	10,621
EMC Corporation*	1,390	21,802	25,757		710	11,324	13,156
Fidelity National Information	390	18,312	16,220		200	9,548	8,318
Google, Inc., Class A*	105	42,578	72,605		60	27,941	41,489
International Business Machines Corporation	228	24,270	24,647		120	12,811	12,972
International Game Technology	440	18,533	19,329		220	8,630	9,665
Microsoft Corporation	2,400	70,030	85,440		1,240	35,503	44,144
Network Appliance, Inc.*	650	19,226	16,224		320	9,394	7,987
Oracle Corporation*	3,600	63,931	81,288		1,840	29,999	41,547
VeriSign, Inc.*	460	15,569	17,300		230	7,784	8,650
Yahoo!, Inc.*	400	9,594	9,305		200	4,797	4,652
		399,348	489,874	17.27%		207,730	254,719	17.28%

Conglomerate
Danaher Corporation	640	46,792	56,154		332	24,204	29,130
General Electric Company	1,560	54,737	57,829		812	28,710	30,101
		101,529	113,983	4.02%		52,914	59,231	4.02%

See accompanying notes to financial statements.

Schedule of Investments (continued)
December 31, 2007

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of	Number			% of	Number			% of
Unaffiliated Companies	of		Market	Net	of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks

Consumer Goods & Services
Altria Group, Inc.	220	14,042	16,628		110	6,756	8,314
Colgate-Palmolive Company	220	14,754	17,151		120	7,951	9,355
NIKE, Inc.	550	25,488	35,332		283	13,041	18,180
Proctor & Gamble Company	830	47,668	60,939		420	25,068	30,836
		101,952	130,050	4.59%		52,816	66,685	4.52%

Energy Services
Exxon Mobil Corporation	480	36,473	44,971		245	18,462	22,954
Halliburton Company	820	29,728	31,086		430	15,605	16,301
Hess Corporation	180	10,816	18,155		90	5,293	9,077
Marathon Oil Corporation	270	15,850	16,432		120	7,042	7,303
Noble Corporation	360	16,424	20,344		180	8,249	10,172
Praxair, Inc.	440	28,047	39,032		218	13,885	19,339
Schlumberger, Ltd.	160	11,396	15,739		80	5,480	7,870
Weatherford International, Ltd.*	240	14,428	16,464		120	7,103	8,232
		163,162	202,223	7.13%		81,119	101,248	6.87%

Financial Institutions
American Express Company	760	40,927	39,535		390	20,845	20,288
Charles Schwab Corporation	1,450	28,541	37,048		750	13,929	19,163
Franklin Resources, Inc.	110	14,300	12,587		60	7,781	6,866
State Street Corporation	790	53,993	64,148		400	26,481	32,480
The Bank of New York Mellon Corp.	604	27,047	29,451		311	14,005	15,164
UBS AG	440	27,285	20,240		180	11,080	8,280
Western Union	1,530	32,025	37,148		790	16,890	19,181
		224,118	240,157	8.47%		111,011	121,422	8.23%

Foods
General Mills, Inc.	350	20,270	19,950		190	10,965	10,830
Nestle SA ADR	495	46,393	56,839		250	23,051	28,706
		66,663	76,789	2.71%		34,016	39,536	2.68%

Health Services
UnitedHealth Group, Inc.	390	23,928	22,698	0.80%	200	12,572	11,640	0.79%

Insurance
Aflac, Inc.	490	26,615	30,689	1.08%	250	13,520	15,658	1.06%

Leisure & Tourism
Royal Carribean Cruises, Ltd.	690	28,226	29,284	1.03%	350	14,363	14,854	1.01%

Manufacturing
Precision Castparts Corporation	70	7,116	9,709	0.34%	40	4,815	5,548	0.38%

See accompanying notes to financial statements.

Schedule of Investments (continued)
December 31, 2007

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of	Number			% of	Number			% of
Unaffiliated Companies	of		Market	Net	of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks

Medical & Health Products
Advanced Medical Optics *	960	40,137	23,549		500	20,692	12,265
Allergan, Inc.	460	25,742	29,550		240	13,484	15,418
Amgen, Inc.*	460	30,883	21,362		230	15,429	10,681
Cardinal Health, Inc.	250	17,883	14,438		130	9,337	7,508
Celgene Corporation*	360	18,203	16,636		190	9,256	8,780
CR Bard	200	16,724	18,960		90	7,652	8,532
Genentech, Inc.*	205	14,985	13,749		100	7,319	6,707
Genzyme Corporation*	860	56,648	64,018		442	27,671	32,902
Johnson & Johnson	770	48,324	51,359		393	24,347	26,213
Medtronic, Inc.	1,360	72,756	68,367		690	36,375	34,686
Merck KGA ADR *	400	17,172	17,365		200	8,586	8,683
Millipore Corporation*	420	31,372	30,736		218	16,289	15,953
Novartis AG ADR	430	23,693	23,353		220	12,097	11,948
ResMed, Inc.*	755	32,363	39,660		387	16,744	20,329
Roche Holdings AG ADR	710	59,130	61,333		360	29,699	31,098
Wyeth	975	49,730	43,085		500	23,959	22,095
Zimmer Holdings, Inc. *	170	10,902	11,245		80	5,113	5,292
		566,647	548,765	19.35%		284,049	279,090	18.93%

Semiconductors
Intel Corporation	2,460	56,792	65,583		1,260	29,513	33,592
Intersil Corporation	620	16,386	15,178		310	8,193	7,589
KLA-Tencor Corporation	570	30,384	27,451		290	15,446	13,966
National Semiconductor	1,150	30,317	26,036		590	15,485	13,358
Taiwan Semiconductor	3,934	41,570	39,183		2,026	21,420	20,179
		175,449	173,431	6.12%		90,057	88,684	6.01%

Stores
Carmax, Inc.*	880	21,785	17,380		460	11,372	9,085
Coach, Inc.*	980	45,026	29,968		500	23,077	15,290
CVS Caremark Corporation	1,150	40,193	45,713		587	20,506	23,333
Lowe’s Cos., Inc.	600	18,380	13,572		310	9,559	7,012
Nordstrom, Inc.	470	22,791	17,263		247	12,063	9,072
Staples, Inc.	1,880	48,115	43,372		965	23,652	22,263
Target Corporation	550	31,013	27,500		287	15,374	14,350
W.W. Grainger, Inc.	240	18,921	21,005		120	9,468	10,502
Walgreen Company	420	16,571	15,994		210	8,303	7,997
		262,795	231,767	8.17%		133,374	118,904	8.06%

Telecommunications
Amdocs, Ltd. ADR *	1,750	58,199	60,322		895	28,199	30,851
America Movil ADR Series L	580	26,641	35,606		300	13,238	18,417
Cisco Systems, Inc.*	2,750	60,963	74,443		1,410	29,428	38,167
Juniper Networks, Inc.*	340	8,316	11,288		180	4,487	5,976
QUALCOMM, Inc.	400	15,747	15,740		210	8,056	8,264
		169,866	197,399	6.96%		83,408	101,675	6.90%

See accompanying notes to financial statements.

Schedule of Investments (continued)
December 31, 2007

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of	Number			% of	Number			% of
Unaffiliated Companies	of		Market	Net	of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks

Transportation
FedEx Corporation	170	19,872	15,158		80	8,928	7,134
United Parcel Service	290	20,590	20,509		140	9,928	9,901
		40,462	35,667	1.26%		18,856	17,035	1.16%

Total Common Stocks		2,640,645	2,822,681	99.53%		1,334,602	1,445,070	98.01%

Total Investments		$2,640,645	$2,822,681	99.53%		$1,334,602	$1,445,070	98.01%

Other assets less liabilities			13,347	0.47%			29,355	1.99%

Total Net Assets			$2,836,028	100.00%			$1,474,425	100.00%

* Non-income producing security

See accompanying notes to financial statements.

Financial Highlights
Selected Per Unit Data and Ratios

	Year Ended December 31
PER UNIT DATA (a)	2007	2006	2005	2004	2003
Series Q (Qualified)

Investment income	$0.090	$0.136	$0.111	$0.155	$0.093
Expenses	0.081	0.207	0.209	0.192	0.172
Net investment gain (loss)	0.009	(0.071)	(0.098)	(0.037)	(0.079)
Net realized and unrealized gains on investments	0.237	0.700	0.269	0.760	2.272
Net increase in net asset value	0.246	0.629	0.171	0.723	2.193
Accumulation unit net asset value:
Beginning of year	13.011	12.382	12.211	11.488	9.295
End of year	$13.257	$13.011	$12.382	$12.211	$11.488

Total Return	1.89%	5.08%	1.40%	6.29%	23.59%

Series N (Non-Qualified)

Investment income	$0.211	$0.119	$0.109	$0.173	$0.087
Expenses	0.264	0.244	0.253	0.260	0.199
Net investment (loss)	(0.053)	(0.125)	(0.144)	(0.087)	(0.112)
Net realized and unrealized gains on investments	1.115	0.664	0.358	0.735	2.241
Net increase in net asset value	1.062	0.539	0.214	0.648	2.129
Accumulation unit net asset value:
Beginning of year	12.532	11.993	11.779	11.131	9.002
End of year	$13.594	$12.532	$11.993	$11.779	$11.131

Total Return	8.47%	4.49%	1.82%	5.82%	23.65%

(a)
For a unit outstanding throughout the period.  Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Year Ended December 31
RATIOS	2007	2006	2005	2004	2003
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.77%	1.64%	1.65%	1.65%	1.67%
Net investment gain (loss) to average accumulation fund balance	0.21%	(0.56%)	(0.77%)	(0.31%)	(0.77%)
Portfolio turnover rate	60%	81%	74%	94%	83%
Accumulation units outstanding at the end of the year (in thousands)	214	710	768	797	826

	Year Ended December 31
RATIOS	2007	2006	2005	2004	2003
Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	2.01%	2.01%	2.01%	1.97%	2.00%
Net investment loss to average accumulation fund balance	(0.41%)	(1.03%)	(1.14%)	(0.66%)	(1.12%)
Portfolio turnover rate	66%	83%	74%	93%	83%
Accumulation units outstanding at the end of the year (in thousands)	108	123	128	136	156

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2007

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company.  Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Unum Group, formerly UnumProvident Corporation.  The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.  The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes.  Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at December 31, 2007, as reported on national security exchanges.  Unrealized investment gains and losses are recorded through the Statement of Operations and ultimately included in contract owners’ equity.  Realized gains and losses on investments sold are determined on the basis of specific identification of investments.  Security transactions are accounted for on the day after the securities are purchased or sold.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners.  The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values.  They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components.  Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized.  Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table.  The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion.  Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts.  For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.  The current rate for such fees is 1.5% of the average daily net asset value of the Fund.  Additionally, Paul Revere Variable charges a professional services fee.  This fee is charged every valuation day at a rate of $50 for the qualified contracts and $30 for the non-qualified contracts.  The professional services fees charged in 2007 were $12,500 and $7,500 for the qualified and non-qualified contracts, respectively.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998.  These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund.  This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)
December 31, 2007

5.	Federal income taxes

The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax.  However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged.  No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales

Year ended December 31, 2007	$2,651,723	$9,069,630	$954,518	$1,124,765

At December 31, 2007, net unrealized appreciation of investments in Series Q, amounting to $182,035, consisted of unrealized gains of $318,957 and unrealized losses of $136,922; net unrealized appreciation of investments in Series N, amounting to $110,468, consisted of unrealized gains of $175,302 and unrealized losses of $64,834.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2007	2006

Units outstanding at beginning of year	710,397	767,596
Units withdrawn from contracts:
Annuity payments	18,618	19,568
Termination and withdrawals	477,855	37,631
Net units withdrawn	496,473	57,199
Contract units withdrawn in excess of units credited	(496,473)	(57,199)
Units outstanding at end of year	213,924	710,397

On February 16, 2007, Series Q of the Fund had a termination in the amount of $6,036,756.  The termination was requested by the UnumProvident Corporation Pension Plan in an effort to consolidate various pension plan assets into a centralized investment location.

Notes to Financial Statements (continued)
December 31, 2007

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	2007	2006

Units outstanding at beginning of year	122,558	127,504
Units withdrawn from contracts:
Annuity payments	4,088	4,420
Termination and withdrawals	10,006	526
Net units withdrawn	14,094	4,946
Contract units withdrawn in excess of units credited	(14,094)	(4,946)
Units outstanding at end of year	108,464	122,558

Item 2.       Code of Ethics.

(a)  The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b)  During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c)  During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.       Audit Committee Financial Expert.

The Fund has assets of under $10 million.  It has no audit committee and no audit committee financial expert.  The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board.  The Board receives quarterly reports on the transactions in the Fund.  Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4.       Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by Unum Group and are not charged to or paid from the Fund.

Audit Fees –Ernst & Young LLP billed Unum Group $18,100.00 for the audit of the financial statements of the Fund for 2007, and $17,100.00 for the audit of the financial statements of the Fund for 2006.

Audit-Related Fees – The aggregate fees for audit related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2007 and 2006 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2007, and December 31, 2006, were $0.00 and $0.00.

All Other Fees - The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or Unum Group for such services to the Fund in 2007 and 2006 were $0.00 and $0.00.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.       Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.

Item 11.     Controls and Procedures.

(a)  Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c).  Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b)  No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12.     Exhibits.

The following exhibits are attached to this Form N-CSR:

(1)           Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2)           Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3)           Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity
Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date:  February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date:  February 29, 2008